Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Cash flows from operating activities:
Net income (loss)	$ 48,852	$ 13,863	$ (25,825)
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Deferred income taxes	(7,735)	(11,832)	(46,873)
Depreciation and amortization	80,969	74,162	59,771
Stock-based compensation expense	22,954	3,399	2,492
Amortization of debt issuance costs	4,278	5,565	4,398
Accretion of asset retirement obligations	186	166	131
Loss on impairment of intangible assets		27,826	74,034
Loss on extinguishment of debt	16,417	4,084	21,524
Gain on discontinued operations		(900)
Changes in operating assets and liabilities:
Restricted cash	1,638	9,486	(6,020)
Accounts receivable	11,121	(18,641)	6,709
Other current assets	7,905	(12,265)	(1,167)
Other long-term assets	(688)	98	160
Customer deposits	(1,638)	(9,486)	6,020
Accrued compensation	15,687	263	(38,844)
Accounts payable and accrued other expenses	(4,821)	(14,831)	5,694
Estimated liability for refunds and appeals	(5,236)	(7,166)	33,303
Other long-term liabilities	109	(115)	105
Other	(827)	(522)	116
Net cash provided by operating activities	189,171	63,154	95,728
Cash flows from investing activities:
Expenditures for property and equipment	(35,213)	(22,982)	(19,014)
Business combinations, net of cash acquired			(1,072,614)
Other investing activities	1,181	401	108
Net cash used in investing activities	(34,032)	(22,581)	(1,091,520)
Cash flows from financing activities:
Net proceeds from issuance of common stock	226,963		365,187
Proceeds from exercise of stock options	4,243	210	32
Proceeds from issuance of debt	800,000		1,395,000
Dividends paid	(150,000)
Purchase of treasury shares			(18)
Payment of contingent consideration			(750)
Payment of debt issuance costs	(7,131)	(1,086)	(49,635)
Repayment of debt	(1,067,350)	(8,100)	(683,944)
Net cash (used in) provided by financing activities	(193,275)	(8,976)	1,025,872
Effect of foreign exchanges on cash and cash equivalents	(594)	(844)	(530)
Net (decrease) increase in cash and cash equivalents	(38,730)	30,753	29,550
Cash and cash equivalents at beginning of period	149,365	118,612	89,062
Cash and cash equivalents at end of the period	110,635	149,365	118,612
Supplemental disclosures of cash flow information:
Cash paid for income taxes	25,359	41,119	27,433
Cash paid for interest	43,227	60,238	46,530
Noncash investing activities (accrued property and equipment purchases)	$ 8,163	$ 12,949	947
Noncash acquisition of treasury stock			98
Noncash financing activities (accrued debt issuance costs)			$ 69,957